Other reserves - Translation Reserve Comprises (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Total equity		£ 4,160.4	£ 4,069.0	£ 5,050.1	£ 8,297.3
Other comprehensive income, net of tax, cash flow hedges	[1]	38.5	(38.0)	(5.9)
Translation reserve
Disclosure of reserves within equity [line items]
Total equity		526.6	227.2	307.1	£ 300.2
Balance relating to continuing net investment hedges
Disclosure of reserves within equity [line items]
Total equity		(143.8)	(2.3)	9.7
Balance relating to discontinued net investment hedges
Disclosure of reserves within equity [line items]
Total equity		(85.0)	(85.0)	(142.5)
Balance related to foreign exchange differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Total equity		£ 755.4	£ 314.5	£ 439.9

[1]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.